Statutory Reserve (Tables)	6 Months Ended
Dec. 31, 2022
Statutory Reserve [Abstract]
Schedule of statutory reserve
Balance — June 30, 2021	$1,241,573
Appropriation to statutory reserve	150,197
Balance — December 31, 2021	1,391,770
Appropriation to statutory reserve	257,796
Balance — June 30, 2022	1,499,369
Appropriation to statutory reserve	109,320
Balance — December 31, 2022	$1,608,689